Segment Information - Schedule of performance and Making Key Decisions Regarding Resource (Details)	11 Months Ended
Dec. 31, 2024 USD ($)
Schedule of performance and Making Key Decisions Regarding Resource [Line Items]
General and administrative expenses	$ 66,441
Total operating expenses	(66,441)
Income tax expense
Net loss	$ (66,441)